INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	$ 842,557	$ 888,206
Translation differences	(1,730)	(1,216)
Acquisition of business (note 3)	316,908
Additions	53,772	34,291
Disposals / Consumptions	32	(72)
Transfers	(5,357)
Depreciation charge	(113,539)	(78,652)
Intangible assets and goodwill, ending balance	1,092,579	842,557
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	1,458,729	1,430,369
Intangible assets and goodwill, ending balance	1,817,081	1,458,729
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(616,172)	(542,163)
Intangible assets and goodwill, ending balance	(724,502)	(616,172)
Information system projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	51,459	66,743
Translation differences	(1,730)	(1,216)
Acquisition of business (note 3)	2,731
Additions	35,867	19,775
Disposals / Consumptions	32	(69)
Transfers	(512)
Depreciation charge	(26,874)	(33,774)
Intangible assets and goodwill, ending balance	60,909	51,459
Information system projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	215,662	201,815
Intangible assets and goodwill, ending balance	249,379	215,662
Information system projects | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(164,203)	(135,072)
Intangible assets and goodwill, ending balance	(188,470)	(164,203)
Mining assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	96,507	96,256
Translation differences	0	0
Acquisition of business (note 3)	0
Additions	8,076	14,118
Disposals / Consumptions	0	0
Transfers	5,185
Depreciation charge	(15,431)	(13,867)
Intangible assets and goodwill, ending balance	94,337	96,507
Mining assets | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	202,931	188,813
Intangible assets and goodwill, ending balance	216,196	202,931
Mining assets | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(106,424)	(92,557)
Intangible assets and goodwill, ending balance	(121,859)	(106,424)
Exploration and evaluation costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	5,689	5,294
Translation differences	0	0
Acquisition of business (note 3)	0
Additions	9,829	398
Disposals / Consumptions	0	(3)
Transfers	(5,185)
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	10,333	5,689
Exploration and evaluation costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	5,689	5,294
Intangible assets and goodwill, ending balance	10,333	5,689
Exploration and evaluation costs | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	0	0
Customer relationships and other contractual rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	25,552	55,163
Translation differences	0	0
Acquisition of business (note 3)	314,177
Additions	0	0
Disposals / Consumptions	0	0
Transfers	(4,845)
Depreciation charge	(70,191)	(29,611)
Intangible assets and goodwill, ending balance	264,693	25,552
Customer relationships and other contractual rights | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	298,475	298,475
Intangible assets and goodwill, ending balance	604,931	298,475
Customer relationships and other contractual rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(272,923)	(243,312)
Intangible assets and goodwill, ending balance	(340,238)	(272,923)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	1,043	2,443
Translation differences	0	0
Acquisition of business (note 3)	0
Additions	0	0
Disposals / Consumptions	0	0
Transfers	0
Depreciation charge	(1,043)	(1,400)
Intangible assets and goodwill, ending balance	0	1,043
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	73,665	73,665
Intangible assets and goodwill, ending balance	73,935	73,665
Trademarks | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(72,622)	(71,222)
Intangible assets and goodwill, ending balance	(73,935)	(72,622)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Translation differences	0	0
Acquisition of business (note 3)	0
Additions	0	0
Disposals / Consumptions	0	0
Transfers	0
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	$ 0	$ 0